BNY Mellon Money Market Fund (First Prospectus Summary) | BNY Mellon Money Market Fund
BNY Mellon Money Market Fund
Investment Objective
The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon Money Market Fund Class M Shares
Investment advisory fees	0.15%
Other expenses - Shareholder services fees	none
Other expenses - Administration fees	0.12%
Other expenses - Other expenses of the fund	0.03%
Total annual fund operating expenses	0.30%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BNY Mellon Money Market Fund Class M Shares	31	97	169	381

Principal Investment Strategy
As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high quality,

dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers'

acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and taxable municipal obligations, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Principal Risks
An investment in the fund is not insured or guaranteed by the Federal Deposit

Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk,

and regulatory developments relating to the banking industry.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's specified shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows changes in the performance of the fund's specified shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q3, 2007: 1.29%

Worst Quarter

Q1, 2010: 0.00%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

0.00%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BNY Mellon Money Market Fund Class M Shares	Class M Shares	0.05%	2.65%	2.34%	Jun. 02, 2003

For the fund's current yield, Wealth Management Clients may call toll free

1-888-281-7350; Individual Clients may call toll free 1-800-DREYFUS (inside the

U.S. only); BNY Mellon Wealth Brokerage Clients may call toll free

1-800-830-0549 - Option 2 for BNY Mellon Wealth Management Direct or Option 3

for BNY Mellon Wealth Advisors; participants in Qualified Employee Benefit Plans may call toll free 1-877-774-0327; and clients of Investment Advisory Firms may call toll free 1-888-281-7350.